CURRENT AND DEFERRED TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets	$ 364,021	$ 384,580
Liabilities	949,697	915,759
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	210,855	11,735
Liabilities	1,401,277	1,387,760
Leased Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(103,201)	(35,922)
Liabilities	275,142	203,836
Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(484)	(15,820)
Liabilities	54,335	61,660
Provisions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(9,771)	222,253
Liabilities	690	(59,096)
Revaluation of Financial Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(734)
Liabilities	(4,484)	(3,223)
Tax Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	290,973	202,536
Liabilities	(1,188,586)	(1,126,200)
Intangibles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets
Liabilities	406,536	430,705
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(23,617)	(202)
Liabilities	$ 4,787	$ 20,317